Significant Accounting Policies - Revenue from contracts with customers (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Minimum
Significant accounting policies
Average term of contracts with customers	1 year
Termination penalties as a percentage of the remaining total value of the contract	20.00%
Maximum
Significant accounting policies
Average term of contracts with customers	5 years
Termination penalties as a percentage of the remaining total value of the contract	100.00%
COVID 19
Significant accounting policies
Amount of discount obtained for leased buildings, due to COVID - 19 pandemic	R$ 273